15% CONVERTIBLE PROMISSORY NOTES (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 14, 2022	Feb. 28, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Interest expense			$ 875,000	$ 391,000	$ 2,247,000	$ 949,000
Convertible Notes Payable
Short-Term Debt [Line Items]
Accrued interest payable, current	$ 305,000
15.00% Convertible Notes | Convertible Notes Payable
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%
Aggregate principal amount		$ 7,000,000
Issue of common stock (in shares)	730,493	730,493
Share price (in dollars per share)		$ 10
Interest expense						$ 305,000